PRINCIPAL ACCOUNTING POLICIES (Summary of Changes in Level 3 Financial Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	1,067,235
Add: Unrealized loss - change in fair value in convertible notes	133,404
Add: compensation cost in connection with Yitel hotel's options	1,558
Less: Foreign exchange gains in convertible notes	(32,318)
Less: Gain arising from change in fair value in interest rate swap transaction	(912)
Less: Cash settlement of swap transaction	(9,650)
Ending Balance	1,159,317